Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Other Accounts Receivable and Prepaid Expenses
Note 4 - Other Accounts Receivable and Prepaid Expenses

	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands
Government authorities	5,355	6,263
Deferred charges and prepaid expenses	4,624	5,158
Deposits receivable	3,436	2,750
Advances to suppliers	1,626	963
Other	1,374	1,437

	16,415	16,571